Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17 — Subsequent Events

The Company evaluated subsequent events and transactions through the date the condensed consolidated financial statements were issued. Based upon this review, except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

The Company received further advances from Grafiti LLC of $96,671 during the period from July 1 through August 10, 2026, to fund working capital requirements. As of August 10, 2026, the balance owed to Grafiti LLC is $0 as the amount was repaid in full as of that date.

No further advances were received by the Company under the Grafiti Note during the period from July 1 through August 10, 2026. A total repayment of $500,000 was made on August 3, 2026, comprising $97,387 in accrued interest and $402,613 in principal repayments. As of August 10, 2026, the balance owed under the note was $2,597,344 and the amount available for future loan under the note was $402,656.

Third Note Amendment and Waiver

On July 29, 2026, the Company entered into the Amendment with Grafiti LLC which extends the maturity date of the Grafiti Note to July 31, 2027, with retroactive effect as of June 30, 2026, and adds certain repayment limitation provisions (see Note 6).

Letter Agreement

On July 29, 2026, the Company entered into the Letter Agreement with the Parent, pursuant to which, with a retroactive effective date as of June 30, 2026, for so long as the Parent remains the Controlling Stockholder, the Parent agreed that it will not request or otherwise seek to cause the Company or its board of directors to effect a Corporation Optional Redemption (as defined in the Certificate of Designation) of the Series A Preferred Stock, or any other redemption thereunder, in each case without limiting the authority of the board of directors, consistent with its fiduciary duties, to independently determine whether to effect such a redemption. In addition, the Parent irrevocably waived, until the last day of the fiscal quarter in which the direct listing on Nasdaq occurs (the “Trigger Event Period”), the occurrence, effectiveness and application of a Trigger Event, including, among others, any resulting increase in the stated value of the Series A Preferred Stock or adjustment to the conversion price. The waiver applies only to events occurring during such Trigger Event Period, and following its expiration, the provisions governing Trigger Events under the Certificate of Designation will thereafter apply in accordance therewith; provided, however, that, upon the expiration of the Trigger Event Period, no event, circumstance or condition occurring during such period shall retroactively constitute a Trigger Event or result in any retroactive increase in the stated value of the Series A Preferred Stock, its conversion price or any other consequence or effect under the Certificate of Designation.

Preferred Purchase Agreement – Second Closing

In accordance with the terms of the Preferred Purchase Agreement between the Company and Streeterville, on July 30, 2026, the Company completed the second closing contemplated thereunder in connection with its direct listing on Nasdaq. At the second closing, the Company issued and sold to Streeterville 8,000 shares of Series A Preferred Stock for an aggregate purchase price of $8,000,000, before deducting transaction expenses (see Note 8).

Streeterville March 2026 Convertible Note Warrants

On July 30, 2026, Streeterville partially exercised the Note Warrants, in accordance with the terms thereof, to purchase 4,000 shares of common stock at a price per share of $6.80. As of August 10, 2026, Streeterville may purchase an additional 246,000 shares of common stock under the Note Warrants from time to time.

GolfSuites - Co-Marketing and Collaboration Agreement

In accordance with the terms of the Marketing Agreement with GolfSuites, the Company paid the second marketing fee installment of $350,000 on July 31, 2026. Additionally, on August 10, 2026, the Company received its initial purchase order from GolfSuites for 500 units of the Company’s GameGolf KZN AI product, representing the Quarterly Minimum number of units required to be purchased by GolfSuites under the Marketing Agreement.

Note 16 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through April 20, 2026. Based upon this review, except as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

The Company received further advances of $123,000 under the existing Promissory Note from the Parent during the period from January 1 through March 31, 2026, to fund working capital requirements. The Company also made a $200,000 repayment on March 31, 2026 of which $71,433 was applied to accrued interest and $128,567 was applied to the principal balance — See Note 7. As of April 13, 2026, the balance owed under the note was $2,786,550 and the amount available for future loan under the note was $213,450.

GolfSuites Transactions

Co-Marketing and Collaboration Agreement

On April 2, 2026, we entered into a Co-Marketing and Collaboration Agreement (the “Marketing Agreement”) with GolfSuites 1, Inc. (“GolfSuites”), a Delaware corporation that operates golf entertainment facilities. Under the Marketing Agreement, we appointed GolfSuites as a non-exclusive authorized reseller of our GameGolf KZN AI product within GolfSuites’ network of facilities and channels. GolfSuites committed to purchasing a minimum of 500 units per quarter for an initial four-quarter term, with payment obligations commencing upon the earlier of the Listing Date or August 31, 2026. GolfSuites is entitled to a reseller discount of our then-current suggested retail price, and has full discretion to set its own end-customer resale prices. In exchange for GolfSuites providing co-marketing services, including on-site promotion, digital and direct marketing, customer activation, and events across its facilities, we agreed to pay GolfSuites a total marketing fee of $500,000, payable in two installments: (i) $150,000 upon execution of the Marketing Agreement and (ii) $350,000 within five (5) business days of the completion of our direct listing.

The Marketing Agreement has an initial one-year term from the commencement date and renews on successive one-year terms by mutual written agreement, with either party able to terminate for convenience on thirty (30) days’ notice following the initial term, or immediately for cause upon material breach (subject to a 30-day cure period) or insolvency. The closing of the Marketing Agreement is conditioned upon the concurrent execution and effect of the Share Exchange Agreement (the “Share Exchange Agreement”) by and among GolfSuites, us and Grafiti, and our payment of the first marketing fee installment of $150,000. We entered into such Share Transfer and Exchange Agreement, as further described below, and such marketing fee installment was paid, on April 3, 2026. Each party granted the other a limited, non-exclusive, royalty-free license to use its trademarks and brand assets solely in connection with approved co-marketing activities.

Share Exchange Agreement

Concurrently with the execution of the Marketing Agreement described above, we entered into the Share Exchange Agreement dated April 2, 2026, by and among GolfSuites, Grafiti LLC and us. Pursuant to the Share Exchange Agreement, Grafiti agreed to sell and transfer to 562,500 shares of our common stock to GolfSuites, and in exchange, GolfSuites agreed to issue to Grafiti a number a number of shares of its common stock, par value $0.00001 per share (the “GolfSuites Shares”), with an aggregate value equal to $4,500,000 (the “Target Value”), based on a Nasdaq price of $8.00 per share, resulting in an initial issuance of 562,500 GolfSuites Shares to Grafiti on April 3, 2026 (the “Initial Shares”). The Share Exchange Agreement provides that if, immediately prior to the effectiveness of a registration statement filed by GolfSuites in connection with a direct listing of its securities, the aggregate value of the Initial Shares issued to Grafiti is less than the Target Value, GolfSuites is obligated to issue to Grafiti, for no additional consideration, such additional GolfSuites Shares as are necessary so that the aggregate value of all GolfSuites Shares held by Grafiti equals the Target Value based on the actual Nasdaq Price approved in connection with such direct listing (the “Additional Shares”), with no downward adjustment or forfeiture of shares required if the aggregate value equals or exceeds the Target Value.